Details of treasury and other financial risks - Currency risk narrative (Details) $ in Millions	12 Months Ended
	Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022 EUR (€)
Details of treasury and other financial risks [Line Items]
Hedge tenor of net anticipated exposure	15 months
Net anticipated exposures hedge layer size	8.00%
Group equity	€ 10,990,000,000	€ 12,043,000,000			€ 12,061,000,000	€ 13,283,000,000
Net fair value of transactional hedges	47,000,000
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	104,000,000
Impact on income statement following a change in the value of transactional hedges due to 10% increase in the value of the EUR against all currencies	48,000,000
Impact on equity following a change in the value of transactional hedges due to 10% increase in the value of the EUR against all currencies	55,000,000
Other comprehensive income, before tax, exchange differences on translation of foreign operations	1,641,000,000
Change in currency translation reserve following 10% decrease USD against EUR	1,012,000,000
Change in currency translation reserve following 10% increase USD against EUR	1,236,000,000
External bond funding for a nominal value designated as net investment hedges | $			$ 1,331	$ 1,466
External bond funding book value designated as net investment hedges	1,135,000,000	1,408,000,000
Gains (losses) on hedges of net investments in foreign operations, before tax	(151,000,000)	82,000,000
Gain (loss) on hedge ineffectiveness recognised in profit or loss	0	0
Change in the value of derivatives following a 10% increase in the value of the EUR against all currencies	26,000,000	106,000,000
US Dollar
Details of treasury and other financial risks [Line Items]
Change in the value of derivatives following a 10% increase in the value of the EUR against all currencies		50,000,000
Change in the value of derivatives following a 10% increase in the value of a currency against EUR	1,000,000
Cash flow hedges
Details of treasury and other financial risks [Line Items]
Gain (loss) on hedge ineffectiveness	500,000	0
Cash flow hedges
Details of treasury and other financial risks [Line Items]
Group equity	33,000,000	1,000,000			€ 6,000,000	€ (2,000,000)
Change in value of forward elements of forward contracts and time value of options
Details of treasury and other financial risks [Line Items]
Group equity	€ 29,000,000	€ 29,000,000